SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)				1 Months Ended			12 Months Ended
	Oct. 02, 2021 USD ($) shares	Sep. 08, 2021 USD ($)	Aug. 30, 2021 USD ($) shares	Oct. 25, 2021 shares	Oct. 22, 2021 shares	Sep. 30, 2021 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Stock Issued During Period, Shares, Acquisitions | shares				634,778	1,596,594	3,194,081
Patent amortization expense							$ 51,028
Contract liabilities							3,216,562	$ 0
Repurchase price							$ 0
United Kingdom, Pounds
Foreign currency translation rates							1.353583
United Kingdom, Pounds | Optilian Acquisition [Member]
Foreign currency translation rates							1.38138
Canada, Dollars
Foreign currency translation rates							1.2794	1.2754
T J M Electronics West [Member]
Payments to Acquire Equity Method Investments		$ 450,000
Membership Interest Purchase Agreements [Member] | Remote Intelligence [Member]
Number of shares issued | shares			15,000,000
Payments to Acquire Equity Method Investments			$ 1,000,000
Equity Method Investment, Ownership Percentage			60.00%
Membership Interest Purchase Agreements [Member] | Wildlife Specialists [Member]
Number of shares issued | shares			15,000,000
Payments to Acquire Equity Method Investments			$ 1,000,000
Equity Method Investment, Ownership Percentage			60.00%
Membership Interest Purchase Agreements [Member] | Terra Data Unmanned [Member]
Payments to Acquire Equity Method Investments	$ 400,000
Equity Method Investment, Ownership Percentage	60.00%
Stock Issued During Period, Shares, Acquisitions | shares	3,725,386